Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	₩ 3,884,130	₩ 3,526,006
Merchandise		107
Work-in-progress	188,879	137,681
Finished goods	50,526	71,406
Supplies	1,854,844	1,577,721
Inventories in transit	1,196,113	679,358
Other inventories	13,761	9,807
Total Inventories	7,188,253	6,002,086
Acquisition cost
Inventory [Line Items]
Raw materials	3,886,739	3,528,835
Merchandise		107
Work-in-progress	189,907	138,709
Finished goods	50,526	72,923
Supplies	1,858,751	1,581,661
Inventories in transit	1,196,113	679,358
Other inventories	13,761	9,807
Total Inventories	7,195,797	6,011,400
Valuation allowance
Inventory [Line Items]
Raw materials	(2,609)	(2,829)
Merchandise		0
Work-in-progress	(1,028)	(1,028)
Finished goods	0	(1,517)
Supplies	(3,907)	(3,940)
Inventories in transit	0	0
Other inventories	0	0
Total Inventories	₩ (7,544)	₩ (9,314)